As filed with the Securities and Exchange Commission on March 29, 2001

                         Registration Nos.:  1933 Act Registration No. 333-40090
                                               1940 Act Registration No. 811-582

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                   ------------------------------------------

                                    FORM N-14

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No. |_|             Post-Effective Amendment No. 1

                        (Check appropriate box or boxes)

                          Neuberger Berman Equity Funds
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 476-8800

                          Michael M. Kassen, President
                          Neuberger Berman Equity Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1800
             (Names and Addresses of Agents for Service of Process)


For the new shares of Neuberger Berman Equity Funds, the date of the public offering of those shares was December 15, 2000. The public offering of shares of Registrant's series is on-going. The title of securities being registered is shares of capital and common stock.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

No filing fee is due because of Registrant's reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

                          Neuberger Berman Equity Funds

                Contents of Post-Effective Amendment No. 1 to the
                       Registration Statement on Form N-14


This Registration Statement consists of the following papers and documents:

      Cover Sheet

      CONTENTS OF REGISTRATION STATEMENT
      ----------------------------------

      Part C -     Other Information

      Signature Page

      Exhibits

      The sole purpose of this filing is to file as an exhibit the opinion and consent of counsel supporting the tax matters and consequences to shareholders of the reorganization described in Registrant's Registration Statement, filed on Form N-14 on June 26, 2000, as required by Item 16(12) of Form N-14. Parts A and B to this Registration Statement are incorporated by reference to the Combined Prospectus and Proxy Statement and Statement of Additional Information, each dated August 15, 2000, filed with the Securities and Exchange Commission under Rule 497 on August 25, 2000, File No. 333-40090, EDGAR Accession No. 0000898432-00-000550.


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


                          Neuberger Berman Equity Funds

                                     Part C
                                Other Information

ITEM 15.    INDEMNIFICATION.
-------     ---------------

        A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

        Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

        Section 9 of the Management Agreement between Neuberger Berman Management Inc. ("NB Management") and the Registrant provide that neither NB Management nor any director, officer or employee of NB Management performing services for the series of the Registrant at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relates; provided, that nothing in the Agreements shall be construed
(i) to protect NB Management against any liability to the Registrant or any series thereof or their interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Registrant.

        Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Registrant or their interest holders in connection with the matters to which the Agreements relate.

        Section 12 of the Administration Agreements between the Registrant and NB Management on behalf of each of the classes of shares of each of the
Registrant's series provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 13 of each Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 14 of each Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

        Section 11 of the Distribution Agreements between the Registrant and NB Management (on behalf of each class of the Registrant) provides that NB
Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16.    EXHIBITS.
-------     --------

           EXHIBIT
           NUMBER                             DESCRIPTION
           ------                             -----------

           (1)    (a)     Certificate of Trust.  Incorporated by Reference to
                          Post-Effective Amendment No. 70 to Registrant's
                          Registration Statement, File Nos. 2-11357 and 811-582
                          (Filed August 30, 1995).

                  (b) Restated Certificate of Trust. Incorporated by Reference to Post-Effective Amendment No. 82 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 21, 1998).

                  (c) Trust Instrument of Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

           EXHIBIT
           NUMBER                             DESCRIPTION
           ------                             -----------

                  (d) Schedule A - Current Series of Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 92 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 14, 2000).

           (2)            By-laws of Neuberger Berman Equity Funds.
                          Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

           (3)            Voting Trust Agreement.  Not Applicable.

           (4) Plan of Reorganization. Incorporated by Reference to Registrant's Registration Statement Filed on Form N-14, File Nos. 333-40090 and 811-582 (Filed June 26,
                          2000).

           (5)    (a)     Trust Instrument of Neuberger Berman Equity Funds,
                          Articles IV, V, and VI.  Incorporated by Reference to
                          Post-Effective Amendment No. 70 to Registrant's
                          Registration Statement, File Nos. 2-11357 and 811-582
                          (Filed August 30, 1995).

                  (b) By-Laws of Neuberger Berman Equity Funds, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

           (6)    (a)     (i)   Form of Management Agreement Between Neuberger
                                Berman Equity Funds and Neuberger Berman
                                Management Inc. Filed Herewith.

                          (ii) Schedule A - Series of Equity Funds Currently Subject to the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 92 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 14, 2000).

                          (iii) Schedule B - Schedule of Compensation Under the
                                Management Agreement.  Incorporated by
                                Reference to Post-Effective Amendment No. 92 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 14, 2000).

           EXHIBIT
           NUMBER                             DESCRIPTION
           ------                             -----------


                  (b)     (i)   Form of Sub-Advisory Agreement Between
                                Neuberger Berman Management Inc. and Neuberger
                                Berman, LLC with Respect to Neuberger Berman
                                Equity Funds. Filed Herewith.

                          (ii) Schedule A - Series of Equity Funds Currently Subject to the Sub-Advisory Agreement. Incorporated by Reference to Post-Effective Amendment No. 92 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 14, 2000).

           (7)    (a)     Form of Distribution Agreement Between Neuberger
                          Berman Equity Funds and Neuberger Berman Management
                          Inc. with Respect to Investor Class Shares. Filed
                          Herewith.

                  (i) Schedule A - Series of Neuberger Berman Equity Funds Investor Class Currently Subject to the Distribution Agreement. Incorporated by Reference to Post-Effective Amendment No. 92 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 14, 2000).

                  (b) Form of Distribution and Services Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares. Filed Herewith.

           EXHIBIT
           NUMBER                             DESCRIPTION
           ------                             -----------


                  (i) Schedule A - Series of Neuberger Berman Equity Funds Trust Class Currently Subject to the Distribution and Services Agreement. Incorporated by Reference to Post-Effective Amendment No. 92 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 14, 2000).

                  (c) Form of Distribution Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Neuberger Berman Genesis Fund, Neuberger Berman International Fund and Neuberger Berman Manhattan Fund. Filed Herewith.

                  (i) Schedule A - Series of Neuberger Berman Equity Funds Currently Subject to the Distribution Agreement. Filed Herewith.

                  (d) Form of Distribution and Services Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Advisor Class Shares. Filed Herewith.

                  (i) Schedule A - Series of Neuberger Berman Equity Funds Advisor Class Currently Subject to the Distribution and Services Agreement. Incorporated by Reference to Post-Effective Amendment No. 92 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 14, 2000).

                  (e) Form of Distribution Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares. Filed Herewith.

                  (i) Schedule A - Series of Neuberger Berman Equity Funds Institutional Class Currently Subject to the Distribution and Services Agreement. Incorporated by Reference to Post-Effective Amendment No. 92 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 14, 2000).

           (8)            Bonus, Profit Sharing or Pension Plans.  None.

           (9)    (a)     Custodian Contract Between Neuberger Berman Equity
                          Funds and State Street Bank and Trust Company.
                          Incorporated by Reference to Post-Effective Amendment
                          No. 74 to Registrant's Registration Statement, File
                          Nos. 2-11357 and 811-582 (Filed December 15, 1995).

                  (b) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 76 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 5, 1996).

           (10)           Plans Pursuant to Rule 12b-1. Filed Herewith.

           EXHIBIT
           NUMBER                             DESCRIPTION
           ------                             -----------


           (11) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Neuberger Berman Equity Funds. Incorporated by Reference to Registrant's Registration Statement on Form N-14,
                          File Nos. 333-40090 and 811-582 (Filed June 26, 2000).

           (12)           Opinions of Counsel Supporting Tax Matters.  Filed
                          Herewith.

           (13)   (a)     (i)   Transfer Agency and Service Agreement Between
                                Neuberger Berman Equity Funds and State Street
                                Bank and Trust Company.  Incorporated by
                                Reference to Post-Effective Amendment No. 70 to
                                Registrant's Registration Statement, File Nos.
                                2-11357 and 811-582 (Filed August 30, 1995).

                          (ii) First Amendment to Transfer Agency and Service Agreement Between Neuberger Berman Equity Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

                          (iii) Second Amendment to Transfer Agency and Service
                                Agreement between Neuberger Berman Equity Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 77 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 12, 1997).

                          (iv) Schedule of Compensation under the Transfer Agency and Service Agreement. Incorporated by Reference to Post-Effective Amendment No. 76 (Filed December 5, 1996) to Registrant's Registration Statement, File Nos. 2-11357 and 811-582.

                  (b)     (i)   Form of Administration Agreement Between
                                Neuberger Berman Equity Funds and Neuberger
                                Berman Management Inc. with Respect to Investor
                                Class Shares. Filed Herewith.

           EXHIBIT
           NUMBER                             DESCRIPTION
           ------                             -----------

                          (ii) Schedule A - Series of Neuberger Berman Equity Funds Investor Class Currently Subject to the Administration Agreement. Incorporated by Reference to Post-Effective Amendment No. 92 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 14, 2000).

                          (iii) Schedule B - Schedule of Compensation Under the
                                Administration Agreement with Respect to
                                Investor Class Shares.  Incorporated by
                                Reference to Post-Effective Amendment No. 92 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 14, 2000).

                  (c)     (i)   Form of Administration Agreement Between
                                Neuberger Berman Equity Funds and Neuberger
                                Berman Management Inc. with Respect to Trust
                                Class Shares. Filed Herewith.

                          (ii) Schedule A - Series of Neuberger Berman Equity Funds Trust Class Currently Subject to the Administration Agreement. Incorporated by Reference to Post-Effective Amendment No. 92 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 14, 2000).

                          (iii) Schedule B - Schedule of Compensation Under the
                                Administration Agreement with Respect to Trust Class Shares. Incorporated by Reference to Post-Effective Amendment No. 92 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 14, 2000).

                  (d)     (i)   Form of Administration Agreement Between
                                Neuberger Berman Equity Funds and Neuberger
                                Berman Management Inc. with Respect to Advisor
                                Class Shares. Filed Herewith.

           EXHIBIT
           NUMBER                             DESCRIPTION
           ------                             -----------


                          (ii) Schedule A - Series of Neuberger Berman Equity Funds Advisor Class Currently Subject to the Administration Agreement. Incorporated by Reference to Post-Effective Amendment No. 92 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 14, 2000).

                          (iii) Schedule B - Schedule of Compensation Under the
                                Administration Agreement with Respect to
                                Advisor Class Shares.  Incorporated by
                                Reference to Post-Effective Amendment No. 92 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 14, 2000).

                  (e)     (i)   Form of Administration Agreement Between
                                Neuberger Berman Equity Funds and Neuberger
                                Berman Management Inc. with Respect to
                                Institutional Class Shares. Filed Herewith.

                          (ii) Schedule A - Series of Neuberger Berman Equity Funds Institutional Class Currently Subject to the Administration Agreement. Incorporated by Reference to Post-Effective Amendment No. 92 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 14, 2000).

                          (iii) Schedule B - Schedule of Compensation Under the
                                Administration Agreement with Respect to
                                Institutional Class Shares.  Incorporated by
                                Reference to Post-Effective Amendment No. 92 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 14, 2000).

           (14) Consent of Independent Auditors. Previously filed in Registrant's Registration Statement on Form N-14, File Nos. 333-40090 and 811-582 (Filed June 26,
                          2000).

           (15)           Financial Statements Omitted from Prospectus.  None.

           (16) Power of Attorney. Incorporated by Reference to Registrant's Registration Statement on Form N-14,
                          File Nos. 333-40090 and 811-582 (Filed June 26, 2000).

           EXHIBIT
           NUMBER                             DESCRIPTION
           ------                             -----------

           (17) Form of Proxy Card. Incorporated by Reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14, File Nos. 333-40090 and 811-582 (Filed August 7, 2000).

ITEM 17.    UNDERTAKINGS
-------     ------------

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that in determining liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein; and the offering of the securities at that time shall be deemed to be initial BONA FIDE offering of them.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER BERMAN EQUITY FUNDS, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York, on the 8th day of February, 2001.

                               NEUBERGER BERMAN EQUITY FUNDS


                               BY: /s/ Michael M. Kassen
                                   ---------------------
                                   Michael M. Kassen
                                   President

        Pursuant to the requirements of the Securities Act of 1933, this
      Amendment to its Registration Statement has been signed below by the following persons in the capacity and on the date indicated:

      NAME                       TITLE                   DATE

By: /s/ Arthur C. Delibert       Attorney In Fact        February 8, 2000
    ----------------------       For the Persons
    Arthur C. Delibert           Listed Below

          SIGNATURE              TITLE
          ---------              -----

John Cannon*                  Trustee

Faith Colish*                 Trustee

Walter G. Ehlers*             Trustee

C. Anne Harvey*               Trustee

Barry Hirsch*                 Trustee

Michael M. Kassen*            President and Trustee

Robert A. Kavesh*             Trustee

Howard A. Mileaf*             Trustee

Edward I. O'Brien*            Trustee

John P. Rosenthal*            Trustee

William E. Rulon*             Trustee

Cornelius T. Ryan*            Trustee

Tom Decker Seip*              Trustee

Gustave H. Shubert*           Trustee

Candace L. Straight*          Trustee

Peter E. Sundman*             Chairman of the Board,
                              Chief Executive Officer,
                              and Trustee

Peter P. Trapp*               Trustee